Investments for account of policyholders (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments for Account of Policyholders

	Note	2019	2018
Shares		25,288	20,640
Debt securities		20,744	20,441
Money market and other short-term investments		1,805	1,578
Deposits with financial institutions		3,278	3,263
Unconsolidated investment funds		170,039	143,800
Other		4,634	4,020
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		225,788	193,741

Investments in real estate	23.1	586	612
Total investments for account of policyholders		226,374	194,353

Summary of Investments in Real Estate for Account of Policyholders

	2019	2018
At January 1	612	655
Subsequent expenditure capitalized	2	2
Disposals	(43)	(43)
Fair value gains / (losses)	(18)	5

Net exchange differences	34	(7)
At December 31	586	612